SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
Schedule of changes in accumulated other comprehensive loss by component

    The following table sets out the changes in accumulated other comprehensive loss by component for the year ended December 31, 2013:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total

Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$72	$(3,497)	$(27,311)

Unrealized other comprehensive (loss) gain	–	(22,553)	(284)	375	(22,462)

Income tax expense (recovery) impact	–	–	150	(99)	51

Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	–	34,198	(117)	637	34,718

Income tax expense (recovery) impact	–	–	31	(168)	(137)

Other comprehensive income (loss) for the year	–	11,645	(220)	745	12,170

Accumulated other comprehensive (loss) income, December 31, 2013	$(16,206)	$3,965	$(148)	$(2,752)	$(15,141)

    The following table sets out the changes in accumulated other comprehensive loss by component for the year ended December 31, 2012:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total

Accumulated other comprehensive (loss) income, December 31, 2011	$(16,206)	$16,350	$(2,913)	$(4,337)	$(7,106)

Unrealized other comprehensive (loss) gain	–	(27,029)	6,882	531	(19,616)

Income tax recovery impact	–	–	(1,885)	(140)	(2,025)

Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	–	2,999	(2,738)	617	878

Income tax expense (recovery) impact	–	–	721	(163)	558

Other comprehensive income (loss) for the year	–	(24,030)	2,985	840	(20,205)

Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$72	$(3,497)	$(27,311)

Schedule of the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share

	Year Ended December 31,

	2013	2012	2011

Weighted average number of common shares outstanding – basic	172,892,654	171,250,179	169,352,896

Dilutive impact of shares related to RSU plan	–	235,436	–

Weighted average number of common shares outstanding – diluted	172,892,654	171,485,615	169,352,896